Receivables - Summary of Aging of Receivables (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 22,294	$ 21,976	$ 21,652
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	45	137
60-89 Days Past Due	15	35
Greater Than 90 Days	7	17
Total Past Due	67	189
Current	12,191	12,238
Total	12,425	12,730	12,094
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	15	18
60-89 Days Past Due		5
Greater Than 90 Days		3
Total Past Due	15	26
Current	8,657	8,336
Total	8,687	8,392
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	17	75
60-89 Days Past Due	13	21
Greater Than 90 Days		8
Total Past Due	30	104
Current	1,233	1,524
Total	1,372	1,848
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	5	4
60-89 Days Past Due
Greater Than 90 Days
Total Past Due	5	4
Current	1,711	1,651
Total	1,759	1,706
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	8	40
60-89 Days Past Due	2	9
Greater Than 90 Days	7	6
Total Past Due	17	55
Current	590	727
Total	607	784
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	96	184
60-89 Days Past Due	10	41
Greater Than 90 Days	35	19
Total Past Due	141	244
Current	9,451	8,595
Total	9,759	9,111	9,489
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1
60-89 Days Past Due
Greater Than 90 Days
Total Past Due	1
Current	4,633	3,536
Total	4,666	3,566
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	71	180
60-89 Days Past Due	5	36
Greater Than 90 Days		1
Total Past Due	76	217
Current	3,590	4,052
Total	3,768	4,510
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1
60-89 Days Past Due
Greater Than 90 Days
Total Past Due	1
Current	856	796
Total	857	797
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	23	4
60-89 Days Past Due	5	5
Greater Than 90 Days	35	18
Total Past Due	63	27
Current	372	211
Total	468	238
Performing Financing Receivable [Member] | Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	12,258	12,427
Performing Financing Receivable [Member] | Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,672	8,362
Performing Financing Receivable [Member] | Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,263	1,628
Performing Financing Receivable [Member] | Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,716	1,655
Performing Financing Receivable [Member] | Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	607	782
Performing Financing Receivable [Member] | Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,592	8,839
Performing Financing Receivable [Member] | Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,634	3,536
Performing Financing Receivable [Member] | Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,666	4,269
Performing Financing Receivable [Member] | Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	857	796
Performing Financing Receivable [Member] | Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	435	238
Nonperforming Financing Receivable [Member] | Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	167	303
Nonperforming Financing Receivable [Member] | Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	15	30
Nonperforming Financing Receivable [Member] | Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	109	220
Nonperforming Financing Receivable [Member] | Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	43	51
Nonperforming Financing Receivable [Member] | Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		2
Nonperforming Financing Receivable [Member] | Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	167	272
Nonperforming Financing Receivable [Member] | Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	32	30
Nonperforming Financing Receivable [Member] | Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	102	241
Nonperforming Financing Receivable [Member] | Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		1
Nonperforming Financing Receivable [Member] | Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 33